Share-Based Compensation Plans (Details) $ in Millions	1 Months Ended				12 Months Ended
	Nov. 18, 2021 shares	Apr. 30, 2021 CAD ($) shares	Dec. 31, 2013 shares	Dec. 31, 2008 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2018 shares	Dec. 31, 2020 USD ($)
Disclosure of share-based payment arrangements [text block] [Abstract]
Preferred shares issued		3,660,000	8,680,399	8,824,646
Stock option issued			1,446,797	738,667
Stock option outstanding			1,446,797	738,667
Transaction shares		3,530,000	1,446,797	738,667
Corporation stock options		1,460,008	595,290	305,499
Issuance of share authorized						200,000
Restricted share units						3 years
stock incentive plan, description					Under the stock incentive plans, two different types of stock options could be granted: time-vesting options and performance-vesting options. The time-vesting options generally become vested and exercisable over a five-year period by 20% annual increments. The performance-vesting options become vested and exercisable over a five-year period, provided that the Company has achieved or exceeded an annual or cumulative target consolidated EBITDA established by the Board of Directors. The exercise period of the stock options expires 10 years from the grant date. The exercise price of each share underlying the options will be the higher of a fixed price, established by the Board of Directors on the grant date, and the fair market value of a Non-Voting Participating Preferred Share on the grant date. Both plans authorized the Board of Directors to grant tandem SARs, at their discretion.
Issued and outstanding, vested and unvested stock options		6,197,776
Non-cash operating expense (in Dollars)		$ 8.5			$ 8,500,000
Percentage of preferred shares outstanding		10.00%
Total restricted share unit		3,530,000
Public share	2,972,816
Stock options granted (in Dollars) | $					$ 25.94		$ 25.94